                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6082

                      (Investment Company Act File Number)

                         The Provident Riverfront Funds
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           Timothy S. Johnson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 12/31/04

               Date of Reporting Period: Six months ended 6/30/04

Item 1.     Reports to Stockholders

Semi-Annual Report

June 30, 2004

The Riverfront Large Company Select Fund
The Riverfront Balanced Fund
The Riverfront Small Company Select Fund
The Riverfront Select Value Fund
The Riverfront U.S. Government Fund
The Riverfront U.S. Government Securities Money Market Fund

NOT FDIC INSURED	NO BANK GUARANTEE	MAY LOSE VALUE

[Logo of Provident Riverfront Funds]

Table of Contents

The Provident Riverfront Funds

Financial Highlights	2

Schedules of Portfolio of Investments	6

Notes to Portfolio of Investments	19

Statements of Assets and Liabilities	20

Statements of Operations	22

Statements of Changes in Net Assets	24

Notes to Financial Statements	26

Financial Highlights

The Provident Riverfront Funds

Year Ended December 31,	Net Asset Value, beginning of period	(A) Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions	Total Distributions
Large Company Select Fund--Investor A Shares
1999	$13.89	(0.10)	4.76	4.66	0.00	0.00	(0.96)	(0.96)
2000	$17.59	(0.12)	(3.41)	(3.53)	0.00	0.00	(1.68)	(1.68)
2001	$12.38	(0.10)	(3.26)	(3.36)	0.00	0.00	0.00	0.00
2002	$ 9.02	(0.08)	(2.32)	(2.40)	0.00	0.00	0.00	0.00
2003	$ 6.62	(0.05)	1.48	1.43	0.00	0.00	0.00	0.00
2004(D)	$ 8.05	(0.04)	0.01	(0.03)	0.00	0.00	0.00	0.00
Large Company Select Fund--Investor B Shares
1999	$13.69	(0.18)	4.63	4.45	0.00	0.00	(0.96)	(0.96)
2000	$17.18	(0.22)	(3.33)	(3.55)	0.00	0.00	(1.68)	(1.68)
2001	$11.95	(0.17)	(3.14)	(3.31)	0.00	0.00	0.00	0.00
2002	$ 8.64	(0.12)	(2.23)	(2.35)	0.00	0.00	0.00	0.00
2003	$ 6.29	(0.10)	1.40	1.30	0.00	0.00	0.00	0.00
2004(D)	$ 7.59	(0.07)	0.02	(0.05)	0.00	0.00	0.00	0.00
Balanced Fund--Investor A Shares
1999	$13.04	0.18	1.51	1.69	(0.18)	0.00	(1.15)	(1.33)
2000	$13.40	0.18	0.01	0.19	(0.18)	0.00	(1.33)	(1.51)
2001	$12.08	0.10	(1.97)	(1.87)	(0.09)	0.00	0.00	(0.09)
2002	$10.12	0.07	(1.60)	(1.53)	(0.05)	0.00	0.00	(0.05)
2003	$ 8.54	0.03	1.37	1.40	(0.01)	0.00	0.00	(0.01)
2004(D)	$ 9.93	(0.01)	0.13	0.12	0.00	0.00	0.00	0.00
Balanced Fund--Investor B Shares
1999	$13.56	0.07	1.56	1.63	(0.07)	0.00	(1.15)	(1.22)
2000	$13.97	0.06	0.03	0.09	(0.06)	0.00	(1.33)	(1.39)
2001	$12.67	0.01	(2.06)	(2.05)	(0.01)	0.00	0.00	(0.01)
2002	$10.61	(0.01)	(1.66)	(1.67)	0.00	0.00	0.00	0.00
2003	$ 8.94	(0.04)	1.42	1.38	0.00	0.00	0.00	0.00
2004(D)	$10.32	(0.05)	0.13	0.08	0.00	0.00	0.00	0.00
Small Company Select Fund--Investor A Shares
1999	$ 7.89	(0.14)	3.85	3.71	0.00	0.00	(0.16)	(0.16)
2000	$11.44	(0.13)	(2.32)	(2.45)	0.00	0.00	(1.50)	(1.50)
2001	$ 7.49	(0.11)	(2.98)	(3.09)	0.00	0.00	0.00	0.00
2002	$ 4.40	(0.11)	(1.06)	(1.17)	0.00	0.00	0.00	0.00
2003	$ 3.23	(0.08)	1.53	1.45	0.00	0.00	0.00	0.00
2004(D)	$ 4.68	(0.04)	0.23	0.19	0.00	0.00	0.00	0.00
Small Company Select Fund--Investor B Shares
1999	$ 8.14	(0.20)	3.94	3.74	0.00	0.00	(0.16)	(0.16)
2000	$11.72	(0.20)	(2.39)	(2.59)	0.00	0.00	(1.50)	(1.50)
2001	$ 7.63	(0.16)	(3.02)	(3.18)	0.00	0.00	0.00	0.00
2002	$ 4.45	(0.14)	(1.06)	(1.20)	0.00	0.00	0.00	0.00
2003	$ 3.25	(0.11)	1.53	1.42	0.00	0.00	0.00	0.00
2004(D)	$ 4.67	(0.05)	0.23	0.18	0.00	0.00	0.00	0.00

(A) Per share information is based on average outstanding shares.
(B) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge.
(C) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(D) Six months ended June 30, 2004 (unaudited).
(E) Computed on a annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights, continued

The Provident Riverfront Funds

		Ratios to Average Net Assets
Net Asset Value, end of period	(B) Total Return	Expenses	Net Investment Income (Loss)	(C) Expense Waiver/ Reimbursement	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$17.59	33.57%	1.51%	(0.75)%	0.00%	$81,318	35%
$12.38	(20.09)%	1.51%	(0.80)%	0.00%	$68,611	81%
$ 9.02	(27.14)%	1.69%	(0.83)%	0.00%	$37,261	88%
$ 6.62	(26.61)%	1.86%	(0.76)%	0.00%	$17,947	66%
$ 8.05	21.60%	1.95%	(0.69)%	0.00%	$16,633	102%
$ 8.02	(0.37)%	2.00%(E)	(1.01)%(E)	0.00%(E)	$15,739	26%

$17.18	32.52%	2.26%	(1.50)%	0.00%	$25,793	35%
$11.95	(20.69)%	2.26%	(1.55)%	0.00%	$25,177	81%
$ 8.64	(27.70)%	2.44%	(1.59)%	0.00%	$15,700	88%
$ 6.29	(27.20)%	2.61%	(1.51)%	0.00%	$ 9,656	66%
$ 7.59	20.67%	2.70%	(1.44)%	0.00%	$10,372	102%
$ 7.54	(0.66)%	2.75%(E)	(1.76)%(E)	0.00%(E)	$ 9,577	26%

$13.40	13.15%	1.61%	1.32%	0.16%	$12,962	51%
$12.08	1.41%	1.53%	1.25%	0.16%	$11,748	54%
$10.12	(15.56)%	1.73%	0.82%	0.12%	$ 9,112	89%
$ 8.54	(15.14)%	1.99%	0.65%	0.10%	$ 6,137	112%
$ 9.93	16.34%	2.00%	0.30%	0.10%	$12,045	74%
$10.05	1.21%	2.09%(E)	(0.13)%(E)	0.10%(E)	$10,163	18%

$13.97	12.10%	2.42%	0.52%	0.10%	$17,167	51%
$12.67	0.66%	2.34%	0.45%	0.10%	$17,796	54%
$10.61	(16.20)%	2.49%	0.05%	0.10%	$11,949	89%
$ 8.94	(15.74)%	2.74%	(0.10)%	0.10%	$ 7,136	112%
$10.32	15.44%	2.75%	(0.37)%	0.10%	$ 5,315	74%
$10.40	0.78%	2.84%(E)	(0.88)%(E)	0.10%(E)	$ 4,003	18%

$11.44	47.08%	1.96%	(1.62)%	0.00%	$23,633	65%
$ 7.49	(21.08)%	1.72%	(1.30)%	0.00%	$18,806	53%
$ 4.40	(41.26)%	2.23%	(1.97)%	0.00%	$ 9,811	59%
$ 3.23	(26.59)%	2.79%	(2.34)%	0.00%	$ 5,076	118%
$ 4.68	44.89%	2.87%	(2.18)%	0.00%(E)	$10,507	82%
$ 4.87	4.06%	2.37%(E)	(1.52)%(E)	0.00%	$10,620	34%

$11.72	46.01%	2.71%	(2.37)%	0.00%	$ 1,931	65%
$ 7.63	(21.76)%	2.45%	(2.04)%	0.00%	$ 2,072	53%
$ 4.45	(41.68)%	2.97%	(2.71)%	0.00%	$ 1,001	59%
$ 3.25	(26.97)%	3.54%	(3.09)%	0.00%	$ 550	118%
$ 4.67	43.69%	3.62%	(2.99)%	0.00%	$ 670	82%
$ 4.85	3.85%	3.12%(E)	(2.27)%(E)	0.00%(E)	$ 652	34%

See Notes which are an integral part of the Financial Statements

Financial Highlights

The Provident Riverfront Funds

Year Ended December 31,	Net Asset Value, beginning of period	(A) Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions	Total Distributions
Select Value Fund--Investor A Shares
1999	$10.47	0.03	0.75	0.78	0.00	(0.03)	0.00	(0.03)
2000	$11.22	(0.04)	(0.29)	(0.33)	0.00	0.00	0.00	0.00
2001	$10.89	(0.02)	(2.05)	(2.07)	0.00	0.00	0.00	0.00
2002	$ 8.82	0.03	(2.21)	(2.18)	(0.02)	0.00	0.00	(0.02)
2003	$ 6.62	0.02	1.72	1.74	(0.01)	0.00	0.00	(0.01)
2004(D)	$ 8.35	0.02	0.22	0.24	(0.01)	0.00	0.00	(0.01)
Select Value Fund--Investor B Shares
1999	$10.76	(0.07)	0.79	0.72	0.00	(0.01)	0.00	(0.01)
2000	$11.47	(0.14)	(0.28)	(0.42)	0.00	0.00	0.00	0.00
2001	$11.05	(0.12)	(2.05)	(2.17)	0.00	0.00	0.00	0.00
2002	$ 8.88	(0.04)	(2.21)	(2.25)	0.00	0.00	0.00	0.00
2003	$ 6.63	(0.04)	1.73	1.69	0.00	0.00	0.00	0.00
2004(D)	$ 8.32	(0.02)	0.22	0.20	0.00	0.00	0.00	0.00
U.S. Government Fund--Investor A Shares
1999	$ 9.65	0.48	(0.62)	(0.14)	(0.49)	0.00	0.00	(0.49)
2000	$ 9.02	0.50	0.46	0.96	(0.50)	0.00	0.00	(0.50)
2001	$ 9.48	0.47	0.24	0.71	(0.47)	0.00	(0.07)	(0.54)
2002	$ 9.65	0.33	0.39	0.72	(0.33)	0.00	(0.28)	(0.61)
2003	$ 9.76	0.19	0.03	0.22	(0.19)	0.00	(0.19)	(0.38)
2004(D)	$ 9.60	0.09	0.02	0.11	(0.09)	0.00	0.00	(0.09)
U.S. Government Fund--Investor B Shares
1999	$10.93	0.45	(0.69)	(0.24)	(0.41)	0.00	0.00	(0.41)
2000	$10.28	0.49	0.53	1.02	(0.41)	0.00	0.00	(0.41)
2001	$10.89	0.42	0.30	0.72	(0.38)	0.00	(0.07)	(0.45)
2002	$11.16	0.29	0.47	0.76	(0.26)	0.00	(0.27)	(0.53)
2003	$11.39	0.13	0.06	0.19	(0.10)	0.00	(0.19)	(0.29)
2004(D)	$11.29	0.04	0.03	0.07	(0.04)	0.00	0.00	(0.04)
U.S. Government Securities Money Market Fund--Investor A Shares
1999	$1.000	0.045	0.000	0.045	(0.045)	0.000	0.000	(0.045)
2000	$1.000	0.057	0.000	0.057	(0.057)	0.000	0.000	(0.057)
2001	$1.000	0.035	0.000	0.035	(0.035)	0.000	0.000	(0.035)
2002	$1.000	0.010	0.000	0.010	(0.010)	0.000	0.000	(0.010)
2003	$1.000	0.004	0.000	0.004	(0.004)	0.000	0.000	(0.004)
2004(D)	$1.000	0.002	0.000	0.002	(0.002)	0.000	0.000	(0.002)
U.S. Government Securities Money Market Fund--Institutional Shares
2001(E)	$1.000	0.020	0.000	0.020	(0.020)	0.000	0.000	(0.020)
2002	$1.000	0.013	0.000	0.013	(0.013)	0.000	0.000	(0.013)
2003	$1.000	0.007	0.000	0.007	(0.007)	0.000	0.000	(0.007)
2004(D)	$1.000	0.003	0.000	0.003	(0.003)	0.000	0.000	(0.003)

(A) Per share information is based on average outstanding shares.
(B) Based on net asset value, which does not reflect sales charge or contingent deferred sales charge.
(C) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(D) Six months ended June 30, 2004 (unaudited).
(E) Reflects operations for the period from May 2, 2001 (date of initial public investment) to December 31, 2001.
(F) Reflects a cumulative total return since inception.
(G) Computed on annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights, continued

The Provident Riverfront Funds

		Ratios to Average Net Assets
Net Asset Value, end of period	(B) Total Return	Expenses	Net Investment Income (Loss)	(C) Expense Waiver/ Reimbursement	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$11.22	7.44%	1.84%	0.22%	0.03%	$ 26,075	128%
$10.89	(2.94)%	1.71%	(0.41)%	0.13%	$ 26,152	43%
$ 8.82	(19.01)%	1.76%	(0.23)%	0.11%	$ 18,928	35%
$ 6.62	(24.73)%	1.92%	0.34%	0.10%	$ 10,906	117%
$ 8.35	26.27%	1.99%	0.26%	0.11%	$ 18,745	51%
$ 8.58	2.81%	2.00%(G)	0.41%(G)	0.15%(G)	$ 18,763	10%

$11.47	6.65%	2.63%	(0.50)%	0.00%	$ 11,574	128%
$11.05	(3.66)%	2.50%	(1.21)%	0.10%	$ 9,507	43%
$ 8.88	(19.64)%	2.53%	(1.01)%	0.10%	$ 6,050	35%
$ 6.63	(25.34)%	2.67%	(0.41)%	0.10%	$ 3,471	117%
$ 8.32	25.49%	2.74%	(0.50)%	0.11%	$ 3,248	51%
$ 8.52	2.40%	2.75%(G)	(0.36)%(G)	0.15%(G)	$ 2,742	10%

$ 9.02	(1.43)%	1.08%	5.18%	0.06%	$ 36,720	74%
$ 9.48	11.01%	1.05%	5.46%	0.06%	$ 43,412	69%
$ 9.65	7.67%	1.10%	4.84%	0.02%	$ 45,573	65%
$ 9.76	7.64%	1.19%	3.44%	0.00%	$ 44,018	398%
$ 9.60	2.27%	1.16%	1.93%	0.00%	$ 42,195	617%
$ 9.62	1.12%	1.16%(G)	1.46%(G)	0.00%(G)	$ 42,796	364%

$10.28	(2.25)%	1.89%	4.40%	0.00%	$ 1,554	74%
$10.89	10.19%	1.86%	4.66%	0.00%	$ 1,531	69%
$11.16	6.75%	1.87%	4.04%	0.00%	$ 1,953	65%
$11.39	6.89%	1.94%	2.53%	0.00%	$ 4,839	398%
$11.29	1.66%	1.91%	1.18%	0.00%	$ 3,737	617%
$11.32	0.63%	1.91%(G)	0.71%(G)	0.00%(G)	$ 2,499	364%

$1.000	4.61%	0.58%	4.53%	0.15%	$194,528	N/A
$1.000	5.85%	0.56%	5.68%	0.15%	$162,804	N/A
$1.000	3.54%	0.66%	3.41%	0.05%	$180,951	N/A
$1.000	1.03%	0.72%	1.03%	0.00%	$173,650	N/A
$1.000	0.43%	0.75%	0.45%	0.01%	$166,298	N/A
$1.000	0.16%	0.74%(G)	0.31%(G)	0.00%(G)	$171,683	N/A

$1.000	1.97%(F)	0.46%(G)	2.95%(G)	0.00%(G)	$ 25,976	N/A
$1.000	1.28%	0.47%	1.26%	0.00%	$ 46,505	N/A
$1.000	0.68%	0.50%	0.71%	0.01%	$ 38,414	N/A
$1.000	0.28%	0.49%(G)	0.56%(G)	0.00%(G)	$ 35,705	N/A

See Notes which are an integral part of the Financial Statements

Schedule of Portfolio Investments

The Provident Riverfront Funds
June 30, 2004 (Unaudited)

Large Company Select Fund

Shares			Market Value

COMMON STOCKS (98.6%)
Advertising Agencies (0.6%)
2,000		Omnicom Group, Inc.	$ 151,780

Aerospace (1.1%)
8,000		Rockwell Collins	266,560

Aerospace--Defense (1.1%)
5,000		Boeing Co./The	255,450

Banks (0.6%)
2,500		Wells Fargo & Co.	143,075

Beverages (3.5%)
8,000		Anheuser-Busch Cos., Inc.	432,000
9,000		Coca-Cola Co.	454,320

		TOTAL	886,320

Cable-TV (0.7%)
6,000	(1)	Comcast Corp--Class A	168,180

Chemicals (1.9%)
6,000		Dow Chemical Co.	244,200
4,000		Sigma-Aldrich Corp.	238,440

		TOTAL	482,640

Computers & Peripherals (8.0%)
4,000		Adobe Systems, Inc.	186,000
10,000	(1)	Apple Computers, Inc.	325,400
25,000	(1)	Cisco Systems, Inc.	592,500
11,000	(1)	Dell, Inc.	394,020
15,000		EMC Corp.--Mass	171,000
4,000		International Business Machines Corp.	352,600

		TOTAL	2,021,520

Cosmetics & Toiletries (0.8%)
5,000		Gillette Co.	212,000

Consumer Goods & Services (3.6%)
12,000		Proctor & Gamble Co.	653,280
10,000		Cendant Corp.	244,800

		TOTAL	898,080

Data Processing (1.0%)
3,000		First Data Corp.	133,560
3,000		Automatic Data Processing, Inc.	125,640

		TOTAL	259,200

Diversified (9.7%)
6,000		Danaher Corp.	311,100
39,000		General Electric Co.	1,263,600
3,000		Illinois Tool Works, Inc.	287,670
3,000		3M Co.	270,030
10,000		Tyco International, Ltd.	331,400

		TOTAL	2,463,800

E-Commerce (2.0%)
12,000	(1)	E*Trade Group, Inc.	133,800
4,000	(1)	eBay, Inc.	367,800

		TOTAL	501,600

Finance--Investment Banker/Broker (0.6%)
3,000		Morgan Stanley	158,310

Financial Services (2.0%)
7,000		American Express Co.	359,660
3,000		State Street Corp.	147,120

		TOTAL	506,780

Food--Diversified (1.3%)
8,000		Kellog Co.	334,800

Health Care--Managed Care (1.7%)
7,000		United Health Group, Inc.	435,750

Hotels & Motels (0.5%)
3,000		Starwood Hotel & Resort	134,550

Information Technology-- Communications Equipment (1.4%)
5,000		Qualcomm, Inc.	364,900

Insurance (2.2%)
5,500		American International Group, Inc.	392,040
2,000		Progressive Corp	170,600

		TOTAL	562,640

Internet Services (1.0%)
6,000	(1)	Symantec Corp.	262,680

Medical--Biomedical/Gene (0.7%)
3,000	(1)	Genentech	168,600

Medical--Drug Delivery (0.1%)
700	(1)	Hospira, Inc.	19,320

Medical--Information Systems (0.5%)
5,000		IMS Health, Inc.	117,200

Medical--Producers (2.8%)
10,000		Baxter International, Inc.	345,100
7,000		Becton Dickinson & Co.	362,600

		TOTAL	707,700

Medical Supplies (5.3%)
2,000	(1)	Boston Scientific Corp.	85,600
3,000		Guidant Corp.	167,640
15,000		Johnson & Johnson	835,500
5,000		Medtronic, Inc.	243,600

		TOTAL	1,332,340

Metal--Diversified (0.6%)
2,000		Phelps Dodge Corp	155,020

Multi-Media (1.2%)
4,000		McGraw-Hill Companies, Inc.	306,280

Oil-Field Services (0.6%)
4,000		Baker Hughes, Inc.	150,600

Oil & Gas Exploration & Production (0.8%)
3,000		Devon Energy Corp.	198,000

Pharmaceuticals (10.9%)
7,000		Abbott Laboratories	285,320
5,000	(1)	Amgen, Inc.	272,850
10,000		Bristol-Myers Squibb Co.	245,000
4,000		Eli Lilly & Co.	279,640
7,000	(1)	King Pharmaceuticals, Inc.	80,150
7,000		Merck & Co., Inc.	332,500
35,000		Pfizer, Inc.	1,199,800
2,500	(1)	Watson Pharmaceuticals, Inc.	67,250

		TOTAL	2,762,510

Retails (6.0%)
10,000		Gap, Inc./The	242,500
3,000		Lowe's Companies, Inc.	157,650
7,000		Target Corp.	297,290
5,000		Walgreen Co.	181,050
12,000		Wal-Mart Stores, Inc.	633,120

		TOTAL	1,511,610

Retail--Building Products (1.5%)
11,000		Home Depot, Inc.	387,200

Retail--Catalog (0.5%)
4,000	(1)	Interactive Corp.	120,560

Retail--Consumer Electronic (1.0%)
5,000		Best Buy Co., Inc.	253,700

Retail--Office Supplies (0.8%)
7,000		Staples, Inc.	205,170

Retail--Restaurants (0.4%)
3,000		Yum! Brands, Inc.	111,660

Semiconductors (7.4%)
10,000	(1)	Applied Materials, Inc.	196,200
30,000		Intel Corp.	828,000
5,000		Maxim Integrated Products	262,100
15,000		Micron Technology, Inc.	229,650
10,000	(1)	National Semiconductor	219,900
6,000		Texas Instruments, Inc.	145,080

		TOTAL	1,880,930

Software & Computer Services (5.7%)
40,000		Microsoft Corp.	1,142,400
25,000	(1)	Oracle Corp.	298,250

		TOTAL	1,440,650

Telecommunications--Fiber Optics (1.5%)
28,000	(1)	Corning, Inc.	365,680

Tools--Hand Held (0.5%)
2,000		Black & Decker Corp.	124,260

Transportation (0.7%)
3,000		Harley-Davidson, Inc.	185,820

Transportation Services (1.5%)
2,000		FedEx Corp.	163,380
3,000		United Parcel Service	225,510

		TOTAL	388,890

Utilities--Electric (0.6%)
15,000	(1)	AES Corporation	148,950

Utilities--Telecommunications (0.5%)
5,000	(1)	Nextel Communications, Inc.	133,300

Waste Disposal (0.5%)
4,000		Waste Management, Inc.	122,600

Wireless Equipment (0.7%)
10,000		Motorola, Inc.	182,500

TOTAL COMMON STOCKS (IDENTIFIED COST $23,266,440)			24,951,665

INVESTMENT COMPANIES (1.5%)
390,629		AIM Institutional Money Market Fund (at net asset value)	390,629

TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $23,657,069)(5)			25,342,294

OTHER ASSETS & LIABILITIES, NET (-0.1%)			(27,073)

TOTAL NET ASSETS (100%)			$ 25,315,221

See Notes to Portfolio of Investments and Financial Statements

Schedule of Portfolio Investments, continued

The Provident Riverfront Funds
June 30, 2004 (Unaudited)

Balanced Fund

Shares or Principal Amount			Market Value

COMMON STOCKS (71.7%)
Athletic Footwear (0.5%)
1,000		Nike, Inc. Class B.	$ 75,750

Banks (7.6%)
3,000		Bank of America Corp.	253,860
3,000		Bank One Corp.	153,000
6,000		Citigroup, Inc.	279,000
5,000		Wachovia Corp.	222,500
3,000		Wells Fargo & Co.	171,690

		TOTAL	1,080,050

Batteries (0.2%)
650	(1)	Energizer Holdings, Inc.	29,250

Beverages (0.6%)
1,500		PepsiCo, Inc.	80,820

Biopharmaceuticals (0.2%)
700	(1)	Chiron Corp.	31,248

Building Products (0.2%)
750	(1)	American Standard	30,232

Cable-TV (1.0%)
5,235	(1)	Comcast Corp.--Class A	146,737

Chemicals--Specialty (0.4%)
1,000		Sigma-Aldrich Corp.	59,610

Computers & Peripherals (4.4%)
7,500	(1)	Cisco Systems, Inc.	177,750
6,000	(1)	Dell, Inc.	214,920
5,000		EMC Corp.--Mass	57,000
2,000		International Business Machines Corp.	176,300

		TOTAL	625,970

Consumer Goods & Services (2.3%)
400		Equifax, Inc.	9,900
1,000		Gillette Co.	42,400
5,000		Procter & Gamble Co.	272,200

		TOTAL	324,500

Cosmetics & Toiletries (0.3%)
800		Avon Products, Inc.	36,912

Data Processing Management (0.1%)
200	(1)	Dun & Bradstreet Corp.	10,782

Diversified (5.1%)
1,400		Cooper Industries Ltd., Class A	83,174
8,000		General Electric Co.	259,200
150		ITT Industries, Inc.	12,450
2,000		3M Co.	180,020
5,500		Tyco International, Ltd.	182,270

		TOTAL	717,114

E-Commerce (0.7%)
1,000	(1)	E*Trade Group, Inc.	11,150
1,000	(1)	eBay, Inc.	91,950

		TOTAL	103,100

Electronic Equipment (0.1%)
750	(1)	Agilent Technologies, Inc.	21,960

Entertainment (1.1%)
6,000		Walt Disney Co.	152,940

Financial Services (6.0%)
4,500		American Express Co.	231,210
1,600		Capital One Financial Co.	109,408
6,000		J.P. Morgan Chase & Co.	232,620
4,000		Merrill Lynch & Co.	215,920
2,000		U.S. Bancorp	55,120

		TOTAL	844,278

Food--Diversified (1.0%)
3,500		Kellog Co.	146,475

Forest Products (0.1%)
500		Louisiana-Pacific Corp.	11,825

Gold Mining (0.3%)
1,000		Newmont Mining Corp.	38,760

Independent Power Producers (0.3%)
1,250		Rockwell Automation, Inc.	46,888

Information Technology-- Communications Equipment (1.0%)
1,900		Qualcomm, Inc.	138,662

Insurance (2.6%)
1,100		Aetna, Inc.	93,500
1,000		Aflac, Inc.	40,810
2,000		American International Group, Inc.	142,560
1,000		Progressive Corp.	85,300

		TOTAL	362,170

Internet Services (1.1%)
3,700	(1)	Symantec Corp.	161,986

Machinery--Construction & Mining (1.1%)
2,000		Caterpillar, Inc.	158,880

Machinery--Farm (0.4%)
800		Deere & Co.	56,112

Media (1.6%)
13,000	(1)	Time Warner, Inc.	228,540

Medical--Equipment (0.4%)
500		Beckman Coulter, Inc.	30,500
400		Hillenbrand Industries, Inc.	24,180

		TOTAL	54,680

Medical--Producers (0.2%)
500		Becton Dickinson & Co.	25,900

Medical Supplies (2.9%)
2,000	(1)	Boston Scientific Corp.	85,600
3,000		Johnson & Johnson	167,100
2,000		St. Jude Medical, Inc.	151,300

		TOTAL	404,000

Metals (0.2%)
1,000		Freeport-McMoran Copper--Class B	33,150

Metals--Diversified (0.2%)
350	(1)	Phelps Dodge Corp.	27,128

Metals & Mining (0.8%)
1,500		Alcoa, Inc.	49,545
1,000		Weyerhaeuser Co.	63,120

		TOTAL	112,665

Multi-Media (0.5%)
1,000		McGraw Hill	76,570

Oil & Gas Exploration & Production (1.6%)
1,400		Burlington Resources, Inc.	50,652
1,500		Devon Energy Corp.	99,000
1,350		Kerr-McGee Corp.	72,589

		TOTAL	222,241

Oil-Integrated Companies (2.7%)
500		Chevron Texaco Corp.	47,055
2,000		Conoco Phillips, Inc.	152,580
2,000		Exxon Mobil Corp.	88,820
2,000		Marathon Oil Corp.	75,680
350		Occidental Petroleum Corp.	16,944

		TOTAL	381,079

Optical Supplies (0.2%)
500		Bausch & Lomb, Inc.	32,535

Pharmaceuticals (4.9%)
1,500	(1)	Amgen, Inc.	81,855
6,000		Bristol-Myers Squibb Co.	147,000
3,000		Eli Lilly & Co.	209,730
7,400		Pfizer, Inc.	253,672

		TOTAL	692,257

Power Convection (0.7%)
2,200		Hubbell, Inc.--Class B	102,762

Real Estate (0.4%)
500	(1)	I Shares DJ US Real Estate	50,515

Retail (4.3%)
3,500		Gap, Inc./The	84,875
3,000		Home Depot, Inc.	105,600
5,000		Target Corp.	212,350
3,800		Wal-Mart Stores, Inc.	200,488

		TOTAL	603,313

Retail--Drug Store (1.2%)
4,000		CVS Corp.	168,080

Semiconductors (1.6%)
4,000		Intel Corp.	110,400
1,000		Micron Technology, Inc.	15,310
4,000		Texas Instruments, Inc.	96,720

		TOTAL	222,430

Software & Computer Services (3.3%)
4,000		Hewlett-Packard Co.	84,400
10,000		Microsoft Corp.	285,600
8,000	(1)	Oracle Corp.	95,440

		TOTAL	465,440

Tobacco (0.7%)
2,000		Altria Group, Inc.	100,100

Tools--Hand Held (0.7%)
1,500		Black & Decker Corp.	93,195

Utilities--Electric (0.4%)
1,000		Dominion Resources, Inc.	63,080

Utilities--Electric/Integrated (1.0%)
8,360		Xcel Energy	139,696

Utilities--Telecommunications (2.2%)
10,000	(1)	AT&T Wireless Services, Inc.	143,200
2,000		BellSouth Corp.	52,440
4,400	(1)	Nextel Communications, Inc.	117,304

		TOTAL	312,944

Wireless Equipment (0.3%)
2,500		Motorola, Inc.	45,625

TOTAL COMMON STOCKS (IDENTIFIED COST $8,657,475)			10,150,936

U.S. GOVERNMENT AGENCIES (26.6%)
U.S. Treasury Notes (26.6%)
$1,000,000		4.375%, 05/15/07	1,033,750
1,600,000		3.250%, 08/15/07	1,601,424
800,000		3.250%, 08/15/08	790,000
350,000		3.125%, 09/15/08	343,437

TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $3,844,789)			3,768,611

CORPORATE BONDS (0.3%)
Diversified Financials (0.3%)
$ 5,000		Citigroup, Inc., 7.0%, 05/27/05 (Identified Cost $53,150)	53,150

INVESTMENT COMPANIES (0.6%)
85,758		AIM Institutional Money Market Fund (at net asset value)	85,758

TOTAL INVESTMENTS (99.2%) (IDENTIFIED COST $12,638,022)(5)			14,058,456

OTHER ASSETS AND LIABILITIES, NET (0.8%)			107,329

TOTAL NET ASSETS (100%)			$ 14,165,785

See Notes to Portfolio of Investments and Financial Statements

Schedule of Portfolio Investments

The Provident Riverfront Funds
June 30, 2004 (Unaudited)

Small Company Select Fund

Shares			Market Value

Aerospace/Defense (1.1%)
6,000	(1)	Teledyne Tech	$ 120,120

Banks (6.4%)
4,000		Cullen/Frost Bankers, Inc.	179,000
4,000		First Midwest Bancorp, Inc.	140,840
4,000		Southwest Bancorp of TX, Inc.	176,480
8,000		Trustco Bank Corp NY	104,800
3,000		UCBH Holdings, Inc.	118,560

		TOTAL	719,680

Biopharmaceuticals (1.7%)
3,000	(1)	IDEXX Laboratories, Inc.	188,820

Brewery (1.2%)
7,000	(1)	Boston Beer Co.--Class A	140,980

Broadcasting & Cable (0.8%)
12,000	(1)	TiVo, Inc.	85,080

Building & Construction (1.0%)
1,500		Ryland Group	117,300

Chemicals--Diversified (1.9%)
6,000		Georgia Gulf Corp.	215,160

Commercial Services (2.0%)
4,000	(1)	MemberWorks, Inc.	118,480
3,000		StarTek, Inc.	107,400

		TOTAL	225,880

Computers & Peripherals (3.7%)
8,000	(1)	Advanced Digital Info. Corp.	77,600
1,500	(1)	Avid Technology, Inc.	81,855
3,000	(1)	Kronos, Inc.	123,600
5,000	(1)	SERENA Software, Inc.	95,450
4,000	(1)	Silicon Storage Technology, Inc.	41,200

		TOTAL	419,705

Computers & Services (1.8%)
3,000	(1)	CACI International	121,320
7,000	(1)	Pomeroy IT Solutions, Inc.	83,440

		TOTAL	204,760

Consultants (2.6%)
10,000	(1)	Ciber, Inc.	82,200
5,000	(1)	Gartner, Inc.	66,100
4,000	(1)	Maximus, Inc.	141,840

		TOTAL	290,140

Consumer Goods (2.2%)
4,000	(1)	Fossil, Inc.	109,000
2,000		Toro Co.	140,140

		TOTAL	249,140

Diversified--Metals/Mining (0.8%)
2,500		Arch Coal, Inc.	91,475

Electronics (1.5%)
6,000	(1)	Trimble Navigation, Ltd.	166,740

Electronics--Components & Equipment (2.5%)
5,000		Acuity Brands, Inc.	135,000
15,000	(1)	Pemstar, Inc.	34,800
4,000		Thomas & Betts Corp.	108,920

		TOTAL	278,720

Electronics--Equipment (1.0%)
4,000	(1)	Electronics for Imaging	113,040

Electronics--Military (1.6%)
3,000		Engineered Support System	175,530

Engines (1.2%)
3,000		Clarcor, Inc.	137,400

Entertainment Software (1.4%)
7,000	(1)	THQ, Inc.	160,300

Finance (1.6%)
5,000	(1)	CompuCredit	86,500
2,000		New Century Financial CP	93,640

		TOTAL	180,140

Footwear--(1.1%)
6,000		K-Swiss, Inc.--Class A	121,260

Insurance (1.9%)
4,000	(1)	FPIC Insurance Group, Inc.	98,760
5,000		Odyssey Re Holdings Corp.	120,000

		TOTAL	218,760

Internet Application Software (0.6%)
3,000	(1)	WebEx Communications, Inc.	65,280

Machinery (1.4%)
5,250		Graco, Inc.	163,012

Management Consulting (1.4%)
10,000	(1)	Labor Ready, Inc.	155,000

Manufacturing (2.6%)
3,500	(1)	Applied Films Corp.	101,570
5,000		Cognex Corp.	192,400

		TOTAL	293,970

Medical--Biomedical (1.5%)
5,000	(1)	Cell Genesys, Inc.	51,950
2,000	(1)	Martek Biosciences Corp.	112,340

		TOTAL	164,290

Medical--Biotechnology (1.2%)
3,000	(1)	Techne Corp.	130,350

Medical--Diagnostics Kits (0.5%)
5,000		Meridian Bioscience	55,350

Medical--Distribution & Services (1.6%)
6,000	(1)	PDI, Inc.	181,980

Medical--Drugs (3.0%)
5,000		Alpharma, Inc.--Class A	102,400
2,000		Medicis Pharmaceutical	79,900
5,000		Polymedica Corp.	155,200

		TOTAL	337,500

Medical--Equipment (2.5%)
3,000	(1)	Inamed Corp.	188,550
2,000		Invacare Corp.	89,440

		TOTAL	277,990

Medical--Facility (1.5%)
5,000		Advo, Inc.	164,600

Medical--Managed Care (0.7%)
2,000	(1)	Centene Corp.	77,100

Medical--Products & Supplies (2.6%)
2,000		Coopers Companies, Inc.	126,340
2,000	(1)	ICU Medical, Inc.	67,060
3,000		Mentor Corp.	102,870

		TOTAL	296,270

Medical--Outpatient/Home Medical (1.3%)
5,000	(1)	Apria Healthcare Group, Inc.	143,500

Medical--Research and Development (1.5%)
8,500	(1)	Parexel Intl. Corp.	168,300

Medical--Therapeutics (1.1%)
6,000	(1)	Connetics	121,200

Metal--Copper (1.1%)
3,000		Southern Peru Copper	123,990

Office Equipment (1.6%)
5,000	(1)	Global Imaging Systems, Inc.	183,300

Oil--Exploration & Production (3.5%)
5,000		Cabot Oil & Gas Corp.--Class A	211,500
6,250		Patina Oil & Gas Corp.	186,688

		TOTAL	398,188

Optical Supplies--(1.9%)
5,000	(1)	Advanced Medical Optics	212,850

Radio (1.8%)
30,000	(1)	Sirius Satellite Radio	92,400
12,000	(1)	Spanish Broadcasting System, Inc.	111,720

		TOTAL	204,120

Recreational Vehicles (1.3%)
3,000		Polaris Industries, Inc.	144,000

Retail Apparel (1.9%)
5,000	(1)	American Eagle Outfitters	144,550
3,000		Claire's Stores, Inc.	65,100

		TOTAL	209,650

Retail--Music Store (1.3%)
15,000	(1)	Trans World Entertainment	150,300

Retail--Video Rental (1.0%)
6,000		Movie Gallery, Inc.	117,300

Retirement/Aged Care (1.0%)
3,000	(1)	Sunrise Senior Living, Inc.	117,420

Semiconductors (1.1%)
10,000	(1)	Axcelis Technologies, Inc.	124,400

Software & Computer Services (4.8%)
3,500	(1)	Ansys, Inc.	164,500
6,000	(1)	Progress Software Corp.	130,020
2,000	(1)	Scansource, Inc.	118,840
7,000	(1)	UnitedOnline, Inc.	123,270

		TOTAL	536,630

Superconductor Products & Systems (1.8%)
6,000	(1)	Intermagnetics General Corp.	204,180

Telecommunication Equipment (1.1%)
3,000	(1)	Plantronics, Inc.	126,300

Telecommunication Services (1.0%)
10,000	(1)	Ptek Holdings, Inc.	115,300

Tobacco (0.9%)
2,000		Universal Corp.--VA	101,880

Utilities--Cellular (2.7%)
10,000	(1)	American Tower Corp.	152,000
5,000	(1)	FileNET, Corp.	157,850

		TOTAL	309,850

Utilities--Gas (1.3%)
3,000		Energen	143,970

Wireless--Equipment (1.1%)
5,000	(1)	Viasat, Inc.	124,750

TOTAL COMMON STOCKS (IDENTIFIED COST $8,762,650)			11,064,200

INVESTMENT COMPANIES (1.9%)
211,590		AIM Institutional Money Market Fund (at net asset value)	211,590

TOTAL INVESTMENT (100.0%) (IDENTIFIED COST $8,974,240)(5)			11,275,790

OTHER ASSETS AND LIABILITIES, NET (0.0%)			(4,607)

TOTAL NET ASSETS (100%)			$ 11,271,183

See Notes to Portfolio of Investments and Financial Statements

Schedule of Portfolio Investments

The Provident Riverfront Funds
June 30, 2004 (Unaudited)

Select Value Fund

Shares or Principal Amount			Market Value

COMMON STOCKS (96.6%)
Aerospace (0.3%)
1,800		Rockwell Collins	$ 59,976

Aerospace--Defense (1.6%)
2,500		Lockheed Martin Corp.	130,200
2,250		United Technologies Corp.	205,830

		TOTAL	336,030

Automotive--Medium & Heavy Duty Trucks (0.3%)
1,050		Paccar, Inc.	60,889

Automotive--Cars/Light Trucks (0.7%)
3,400		General Motors Corp	158,406

Automotive--Parts (1.0%)
3,200		Johnson Controls, Inc.	170,816
1,200		Borgwarner, Inc.	52,524

		TOTAL	223,340

Banks (16.9%)
10,000		Bank of America Corp.	846,200
7,000		Bank One Corp.	357,000
3,450		Capital One Financial Co.	235,911
19,200		Citigroup, Inc.	892,800
3,000		Compass Bancshares, Inc.	129,000
3,000		Key Corp.	89,670
1,000		North Fork Bancorp.	38,050
3,600		Suntrust Banks, Inc.	233,964
7,200		Wachovia Corp.	320,400
8,200		Wells Fargo & Co.	469,286
600		Wilmington Trust Corp.	22,332

		TOTAL	3,634,613

Batteries (0.2%)
800	(1)	Energizer Holdings, Inc.	36,000

Beverages (0.8%)
3,325		PepsiCo, Inc.	179,151

Building Products (0.2%)
1,200	(1)	American Standard	48,372

Cable Television (0.9%)
7,000	(1)	Comcast Corp.-- Class A	196,210

Casino & Gaming (0.1%)
400		Harrah's Entertainment, Inc.	21,640

Chemicals--Diversified (0.8%)
4,100		Dow Chemical	166,870

Coatings/Paint (0.6%)
3,000		Sherwin-Williams Co.	124,650

Computer Hardware (0.2%)
1,000	(1)	NCR Corp.	49,590

Computer And Peripherals (3.8%)
3,300	(1)	Apple Computers, Inc.	107,382
2,850		Autodesk, Inc.	122,009
11,500		Hewlett-Packard Co.	242,650
3,850		International Business Machines Corp.	339,378

		TOTAL	811,419

Consumer Goods & Services (2.3%)
8,500		Cendant Corp.	208,080
800		Equifax, Inc.	19,800
750		Fortune Brands, Inc.	56,573
3,950		Proctor & Gamble Co.	215,038

		TOTAL	499,491

Cosmetics & Toiletries (1.1%)
2,400		Avon Products, Inc.	110,736
3,000		Gillette Co.	127,200

		TOTAL	237,936

Data Processing Management (0.1%)
400	(1)	Dun & Bradstreet Corp.	21,564

Diversified (3.1%)
5,500		DuPont	244,310
2,000		Honeywell International, Inc.	73,260
300		ITT Industries, Inc.	24,900
1,400		3M Co.	126,014
6,200		Tyco International, Ltd.	205,468

		TOTAL	673,952

Diversified Manufacturing (0.5%)
1,750		Eaton Corp.	113,295

E-Commerce (0.2%)
3,000	(1)	E*Trade Group, Inc.	33,450

Electric Products (0.7%)
2,200		Emerson Electric Co	139,810

Electronic Equipment (0.5%)
3,700	(1)	Agilent Technologies, Inc.	108,336

Entertainment (1.4%)
12,150		Walt Disney Co.	309,704

Finance--Investment Banker/Broker (3.1%)
2,100		Goldman Sachs Group, Inc.	197,736
2,500		Lehman Brothers Holdings, Inc.	188,125
5,400		Morgan Stanley	284,958

		TOTAL	670,819

Financial Services (6.0%)
12,500		J.P. Morgan Chase & Co.	484,625
4,000		Mellon Financial Corp.	117,320
3,950		Merrill Lynch & Co., Inc.	213,221
4,900		Southtrust Corp.	190,169
10,100		U.S. Bancorp	278,356

		TOTAL	1,283,691

Food (1.3%)
4,400		ConAgra Foods, Inc.	119,152
3,500		J M Smucker Co.	160,685

		TOTAL	279,837

Food--Diversified (0.4%)
2,100		Kellog Co.	87,885

Food--Wholesale/Distributor (0.4%)
3,000		Supervalu, Inc.	91,830

Forest Products (0.1%)
950		Louisiana-Pacific Corp.	22,467

Gold Mining (0.3%)
1,500		Newmont Mining Corp.	58,140

Independent Power Producer (0.6%)
3,300		Rockwell Automation, Inc.	123,783

Insurance (5.0%)
5,000		Allstate Corp.	232,750
8,500		American International Group, Inc.	605,880
1,600		MetLife	57,360
3,700		Prudential Financial, Inc.	171,939

		TOTAL	1,067,929

Integrated Telecom Services (1.3%)
10,500		Bell South Corp.	275,310

Machinery--Construction (1.0%)
2,600		Caterpillar, Inc.	206,544

Machinery--Farm (0.4%)
1,200		Deere & Co.	84,168

Media (2.5%)
19,400	(1)	Time Warner, Inc.	341,052
5,500		Viacom, Inc. -- Class A	199,925

		TOTAL	540,977

Medical--HMO (1.0%)
2,000	(1)	Wellpoint Health Networks	224,020

Medical--Equipment (0.3%)
500		Beckman Coulter, Inc.	30,500
500		Hillenbrand Industries, Inc.	30,225

		TOTAL	60,725

Medical--Producers (0.4%)
1,500		Becton Dickinson & Co.	77,700

Metals--Diversified (0.3%)
800		Phelps Dodge Corp	62,008

Metals & Mining (1.2%)
4,300		Alcoa, Inc	142,029
2,000		Weyerhaeuser Co.	126,240

		TOTAL	268,269

Oil & Gas Exploration, Production & Services (2.3%)
3,400		Burlington Resources, Inc.	123,012
3,200		Devon Energy Corp.	211,200
3,000		Kerr-McGee Corp.	161,310

		TOTAL	495,522

Oil--Integrated Companies (10.0%)
4,800		ChevronTexaco Corp.	451,728
4,677		Conoco Phillips, Inc.	356,808
21,000		Exxon Mobil Corp.	932,610
6,300		Marathon Oil	238,392
3,500		Occidental Petroleum Corp	169,435

		TOTAL	2,148,973

Optical Supplies (0.4%)
1,400		Bausch & Lomb, Inc.	91,098

Pharmaceuticals (1.4%)
3,800		Bristol- Myers Squibb Co.	93,100
4,600		Merck & Co., Inc.	218,500

		TOTAL	311,600

Pharmacy Services (0.6%)
3,289	(1)	Medco Health Solutions	123,337

Publishing--Newspapers (0.5%)
1,200		Gannett Co., Inc.	101,820

Real Estate (1.3%)
2,700	(1)	iShares DJ US Real Estate	272,781

Retail (1.9%)
3,300		Federated Department Stores	162,030
5,000		J.C. Penney Co.	188,800
1,300		Sears Roebuck & Co.	49,088

		TOTAL	399,918

Retail--Apparel (0.2%)
2,800		Limited, Inc.	52,360

Retail--Restaurants (1.0%)
8,000		McDonald's Corp.	208,000

Semiconductors (0.4%)
750		Micron Technology, Inc.	11,483
3,000		Texas Instruments, Inc.	72,540

		TOTAL	84,023

Software & Computer Services (0.5%)
3,700		Computer Associates Intl., Inc.	103,822

Telecommunications--Equipment (0.5%)
3,200		Scientific-Atlanta, Inc.	110,400

Telecommunications--Fiber Optics (0.6%)
10,000		(1)Corning, Inc.	130,600

Tobacco (1.6%)
7,100		Altria Group, Inc.	355,355

Transportation Services (0.8%)
2,000		Fed Ex Corp.	163,380

Utilities--Energy Products (1.2%)
5,700		PPL Corp.	261,630

Utilities--Electric (2.7%)
1,500	(1)	Allegheny Energy, Inc.	23,115
2,900		Dominion Resources, Inc.	182,932
1,900		Edison International	48,583
6,550		Exelon Corp.	218,049
1,600		FPL Group, Inc.	102,320

		TOTAL	574,999

Utilities--Gas (0.7%)
3,700		Piedmont Natural Gas Co.	157,990

Utilities--Telecommunications (3.2%)
12,500	(1)	AT&T Wireless Services, Inc.	179,000
7,600		SBC Communications, Inc.	184,300
9,100		Verizon Communications, Inc.	329,329

		TOTAL	692,629

Wireless Equipment (0.9%)
10,500		Motorola, Inc.	191,625

		TOTAL COMMON STOCKS (IDENTIFIED COST $17,773,491)	20,762,658

CORPORATE BONDS (1.0%)
Diversified Financials (1.0%)
$ 20,000		Citigroup Inc. 7.00%, 05/27/05 (Identified Cost $200,000)	212,600

INVESTMENT COMPANIES (2.5%)
548,234		AIM Institutional Money Market Fund (at net asset value)	548,234

TOTAL INVESTMENT (100.1%) (IDENTIFIED COST $18,521,725)(5)			21,523,492

OTHER ASSETS AND LIABILITIES NET (0.1%)			(18,080)

TOTAL NET ASSETS (100.0%)			$ 21,505,412

See Notes to Portfolio of Investments and Financial Statements

Schedule of Portfolio Investments

The Provident Riverfront Funds
June 30, 2004 (Unaudited)

U.S. Government Fund

Principal Amount or Shares		Market Value

U.S. GOVERNMENT AGENCIES (22.0%)
Federal Home Loan Bank (11.0%)
$ 5,000,000	1.200%, 07/01/04	$ 5,000,000

Federal Home Loan Mortgage Corp. (11.0%)
5,000,000	1.207%, 07/01/04	5,000,000

TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $10,000,000)		10,000,000

U.S. TREASURY NOTES (75.6%)
2,000,000	6.875%, 05/15/06	2,152,960
2,000,000	6.500%, 10/15/06	2,158,980
2,000,000	6.250%, 02/15/07	2,161,240
2,000,000	6.625%, 05/15/07	2,189,920
2,000,000	6.125%, 08/15/07	2,169,760
2,000,000	3.000%, 11/15/07	1,981,080
2,000,000	5.625%, 05/15/08	2,152,800
2,000,000	4.750%, 11/15/08	2,088,740
2,000,000	5.500%, 05/15/09	2,153,740
2,000,000	6.000%, 08/15/09	2,197,720
2,000,000	6.500%, 02/15/10	2,253,580
2,000,000	5.000%, 02/15/11	2,093,420
2,000,000	4.875%, 02/15/12	2,065,620
2,000,000	4.25%, 11/15/13	1,947,500
2,000,000	4.75%, 05/15/14	2,020,000
2,000,000	7.25%, 05/15/16	2,417,880

TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $34,570,554)		34,204,940

INVESTMENT COMPANIES (1.5%)
684,374	AIM Institutional Money Market Fund (at net asset value)	684,374
1	Merrill Lynch Money Market Fund (at net asset value)	1

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $684,375)		684,375

TOTAL INVESTMENTS (99.1%) (IDENTIFIED COST $45,254,929)(5)		44,889,315

OTHER ASSETS AND LIABILITIES, NET (0.9%)		405,261

TOTAL NET ASSETS (100%)		$ 45,294,576

See Notes to Portfolio of Investments and Financial Statements

Schedule of Portfolio Investments

The Provident Riverfront Funds
June 30, 2004 (Unaudited)

U.S. Government Securities Money Market Fund

Principal Amount		Market Value

U.S. GOVERNMENT AGENCIES (80.9%) (3,4)
Federal Agricultural Mortgage Corp. (2.9%)
$ 6,000,000	1.425%, 09/13/04	$ 5,982,487

Federal Home Loan Bank (8.6%)
6,000,000	1.060%, 07/14/04	5,997,714
6,000,000	1.212%, 08/13/04	5,991,328
6,000,000	1.530%, 11/12/04	5,966,053

	TOTAL	17,955,095

Federal Home Loan Mortgage Corp. (34.7%)
6,000,000	1.023%, 07/06/04	5,999,150
6,000,000	1.137%, 07/13/04	5,997,740
6,000,000	1.053%, 07/20/04	5,996,675
6,000,000	1.043%, 07/27/04	5,995,493
12,000,000	1.053%, 08/03/04	11,988,450
6,000,000	1.148%, 08/06/04	5,993,130
6,000,000	1.056%, 08/17/04	5,991,775
6,000,000	1.204%, 08/31/04	5,987,800
6,000,000	1.025%, 09/07/04	5,988,440
6,000,000	1.518%, 10/20/04	5,972,065
6,000,000	1.367%, 10/26/04	5,973,480

	TOTAL	71,884,198

Federal National Mortgage Association (34.7%)
$ 6,000,000	1.044%, 07/07/04	5,998,965
6,000,000	1.048%, 07/14/04	5,997,736
6,000,000	1.053%, 07/21/04	5,996,500
6,000,000	1.048%, 07/28/04	5,995,298
6,000,000	1.202%, 08/04/04	5,993,200
6,000,000	1.213%, 08/18/04	5,990,320
6,000,000	1.074%, 08/25/04	5,990,192
6,000,000	1.115%, 09/08/04	5,987,235
6,000,000	1.215%, 09/15/04	5,984,673
6,000,000	1.435%, 09/17/04	5,981,410
6,000,000	1.435%, 09/22/04	5,980,218
6,000,000	1.337%, 10/13/04	5,976,947

	TOTAL	71,872,694

TOTAL U.S. GOVERNMENT AGENCIES (AMORTIZED COST $167,694,474)		167,694,474

REPURCHASE AGREEMENTS (19.3%)(2)
40,200,000	Interest in $40,200,000 joint repurchase agreement with Morgan Stanley Dean Witter & Co., 1.25%, dated 06/30/04, to be repurchased at $40,201,395.83 on 07/01/04 (Collateralized by U.S. Government Agency Securities) with various maturities to (07/15/2032), collateral market value $40,200,008.26 (at amortized cost)	40,200,000

TOTAL INVESTMENTS (100.2%) (AMORTIZED COST $207,894,474)(5)		207,894,474

OTHER ASSETS AND LIABILITIES, NET (0.2%)		(507,083)

TOTAL NET ASSETS (100%)		$ 207,387,391

See Notes to Portfolio of Investments and Financial Statements

Notes to Portfolio of Investments

The Provident Riverfront Funds
June 30,2004 (Unaudited)

(1) Non-income producing.

(2) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(3) Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.

(4) Each Issue shows the yield at the time of the purchase for U.S. Government Agencies.

(5) The Cost of Investments for federal tax purposes are shown below:

For Federal Tax Purposes	Cost of Investments
Large Company Select Fund	$ 23,729,130
Balanced Fund	12,664,769
Small Company Select	8,974,866
Select Value Fund	18,584,651
U.S Government Fund	45,274,917
U.S. Government Securities Money Market Fund	207,894,474

* The categories of investments are shown as a percentage of net assets at June 30, 2004.

See Notes to Portfolio of Investments and Financial Statements

Statements of Assets and Liabilities

The Provident Riverfront Funds

June 30, 2004 (Unaudited)

	Large Company Select Fund	Balanced Fund	Small Company Select Fund
Assets:
Investments, at value (Cost $23,657,069, $12,638,022 and $8,974,240, respectively)	$ 25,342,294	$ 14,058,456	$ 11,275,790
Income receivable	24,865	50,662	4,133
Receivable for capital shares issued	14,013	66,739	3,620
Receivable for investments sold	--	--	--
Prepaid expenses and other assets	32,471	12,552	19,987

Total Assets	25,413,643	14,188,409	11,303,530

Liabilities:
Payable for capital shares redeemed	55,037	--	13,102
Payable for securities purchased	--	--	--
Accrued expenses and other payables:
Investment advisory fees (Note 4)	16,614	9,234	7,195
Administration fees (Note 4)	3,531	1,962	1,529
Custodian and accounting fees (Note 4)	3,067	2,043	2,028
Distribution fees (Note 4)	11,097	5,347	2,644
Transfer agent fees (Note 4)	8,465	3,816	5,641
Other	611	222	208

Total Liabilities	98,422	22,624	32,347

Net Assets Consist of:
Paid in capital	46,348,395	16,958,736	15,914,786
Accumulated undistributed net investment income	--	--	--
Net unrealized appreciation on investments	1,685,225	1,420,434	2,301,550
Accumulated net realized losses and distributions in excess of realized gains	(22,718,399)	(4,213,385)	(6,945,153)

Total Net Assets	$ 25,315,221	$ 14,165,785	$ 11,271,183

Net assets
Investor A Shares	$ 15,738,583	$ 10,163,185	$ 10,619,673
Investor B Shares	9,576,638	4,002,600	651,510

Total	$ 25,315,221	$ 14,165,785	$ 11,271,183

Shares of capital stock
Investor A Shares	1,961,296	1,011,670	2,181,356
Investor B Shares	1,270,014	384,960	134,317

Total	3,231,310	1,396,630	2,315,673

Net asset value
Investor A Shares--redemption price per share	$ 8.02	$ 10.05	$ 4.87

Investor B Shares--offering price per share*	$ 7.54	$ 10.40	$ 4.85

Maximum sales charge (Investor A Shares)	4.50%	4.50%	4.50%

Maximum offering price per share (Investor A Shares)**	$ 8.40	$ 10.52	$ 5.10

* Redemption proceeds of Investor B Shares varies based on length of time shares are held.
** (100%/(100%-maximum sales charge) of net asset value adjusted to nearest cent).

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

The Provident Riverfront Funds

June 30, 2004 (Unaudited

	Select Value Fund	U.S. Government Fund	U.S. Government Securities Money Market Fund
Assets:
Investments, at value (Cost $18,521,725, $45,254,929 and $167,694,474 respectively)	$ 21,523,492	$ 44,889,315	$167,694,474
Repurchase agreements (Cost $0, $0, and $40,200,000 respectively)	--	--	40,200,000
Cash	--	--	321
Income receivable	36,130	414,237	1,396
Receivable for capital shares issued	12,331	183,634	48,450
Prepaid expenses and other assets	15,948	15,751	38,144

Total Assets	21,587,901	45,502,937	207,982,785

Liabilities:
Dividends payable	--	89,834	67,187
Payable for capital shares redeemed	51,661	73,382	415,679
Accrued expenses and other payables:
Investment advisory fees (Note 4)	14,014	14,798	23,912
Administration fees (Note 4)	2,978	6,289	27,100
Custodian and accounting fees (Note 4)	2,822	4,885	8,178
Distribution fees (Note 4)	6,062	10,877	32,453
Transfer agent fees (Note 4)	4,458	3,112	2,503
Other	494	5,184	18,382

Total Liabilities	82,489	208,361	595,394

Net Assets Consist of:
Paid in capital	32,116,783	44,738,989	207,387,394
Accumulated undistributed net investment income	--	49,431	--
Net unrealized appreciation/depreciation on investments	3,001,767	(365,614)	--
Accumulated net realized gains/(losses) and distributions in excess of realized gains	(13,613,138)	871,770	(3)

Total Net Assets	$ 21,505,412	$ 45,294,576	$ 207,387,391

Net assets
Investor A Shares	$ 18,763,097	$ 42,795,823	$ 171,682,548
Investor B/Institutional Shares	2,742,315	2,498,753	35,704,843

Total	$ 21,505,412	$ 45,294,576	$ 207,387,391

Shares of capital stock
Investor A Shares	2,187,575	4,450,808	171,682,548
Investor B/Institutional Shares	321,996	220,784	35,704,843

Total	2,509,571	4,671,592	207,387,391

Net asset value
Investor A Shares--redemption price per share	$ 8.58	$ 9.62	$ 1.00

Investor B/Institutional Shares--offering price per share*	$ 8.52	$ 11.32	$ 1.00

Maximum sales charge (Investor A Shares)	4.50%	4.50%	N/A

Maximum offering price per share (Investor A Shares)**	$ 8.98	$ 10.07	$ 1.00

* Redemption proceeds of Investor B Shares varies based on length of time shares are held.
** (100%/(100%-maximum sales charge) of net asset value adjusted to nearest cent).

See Notes which are an integral part of the Financial Statements

Statements of Operations

The Provident Riverfront Funds

For The Six Months Ended June 30, 2004 (Unaudited)

	Large Company Select Fund	Balanced Fund	Small Company Select Fund
Investment Income:
Interest	$ --	$ 57,004	$ --
Dividend	128,792	83,457	47,434

Total Income	128,792	140,461	47,434

Expenses:
Investment advisory fees (Note 4)	104,130	67,921	44,365
Administration fees (Note 4)	22,128	12,829	9,428
Distribution services fee (Investor A Shares) (Note 4)	20,109	13,050	13,042
Distribution services and shareholder service fees (Investor B Shares) (Note 4)	49,725	23,268	3,288
Custodian and accounting fees (Note 4)	20,968	13,202	10,163
Audit and legal fees	4,926	1,983	1,011
Trustees' fees and expenses	4,570	2,079	927
Transfer agent fees (Note 4)	46,913	22,853	32,655
Registration and filing fees	144	--	--
State registration fees	11,291	11,739	11,969
Printing costs	8,936	3,341	4,699
Other	3,305	2,779	2,558

Total Expenses	297,145	175,044	134,105
Waivers
Waiver of investment advisory fees (Note 4)	--	(7,547)	--

Net Expenses	297,145	167,497	134,105

Net Investment Income (Loss)	(168,353)	(27,036)	(86,671)

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	733,935	866,985	920,058
Net change in unrealized appreciation from investments	(678,155)	(665,578)	(396,335)

Net realized/unrealized gains from investments	55,780	201,407	523,723

Change in net assets resulting from operations	$ (112,573)	$ 174,371	$ 437,052

See Notes which are an integral part of the Financial Statements

Statements of Operations

The Provident Riverfront Funds

For The Six Months Ended June 30, 2004 (Unaudited)

	Select Value Fund	U.S. Government Fund	U.S. Government Securities Money Market Fund
Investment Income:
Interest	$ 171	$ 587,813	$ 1,015,893
Dividend	245,089	9,238	354

Total Income	245,260	597,051	1,016,247

Expenses:
Investment advisory fees (Note 4)	103,266	91,190	144,274
Administration fees (Note 4)	18,479	38,756	163,509
Distribution services fee (Investor A Shares) (Note 4)	23,351	53,029	196,011
Distribution services and shareholder service fees (Investor B/IS Shares) (Note 4)	15,298	15,859	--
Custodian and accounting fees (Note 4)	18,013	24,458	48,496
Audit and legal fees	2,525	7,228	38,603
Trustees' fees and expenses	2,312	4,389	31,119
Transfer agent fees (Note 4)	27,086	21,027	19,135
State registration fees	11,600	11,658	14,072
Printing costs	4,042	4,992	10,909
Other	3,022	3,117	4,887

Total Expenses	228,994	275,703	671,015
Waivers
Waiver of investment advisory fees (Note 4)	(16,305)	--	--

Net Expenses	212,689	275,703	671,015

Net Investment Income	32,571	321,348	345,232

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	446,854	632,680	--
Net change in unrealized appreciation from investments	105,931	(495,109)	--

Net realized/unrealized gains (losses) from investments	552,785	137,571	--

Change in net assets resulting from operations	$ 585,356	$ 458,919	$ 345,232

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

The Provident Riverfront Funds

	Large Company Select Fund		Balanced Fund		Small Company Select Fund
	Six Months Ended (unaudited) June 30, 2004	Year Ended December 31, 2003	Six Months Ended (unaudited) June 30, 2004	Year Ended December 31, 2003	Six Months Ended (unaudited) June 30, 2004	Year Ended December 31, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ (168,353)	$ (259,311)	$ (27,036)	$ 3,644	$ (86,671)	$ (171,291)
Net realized gains (losses) from investment transactions	733,935	(604,033)	866,985	(108,460)	920,058	550,867
Net change in unrealized appreciation/(depreciation) from investments	(678,155)	6,095,209	(665,578)	2,322,005	(396,335)	2,601,979

Change in net assets resulting from operations	(112,573)	5,231,865	174,371	2,217,189	437,052	2,981,555

Distributions to Shareholders:
Distributions from net investment income
Investor A Shares	--	--	--	(4,996)	--	--
Investor B Shares	--	--	--	--	--	--

Change in net assets resulting from distributions to shareholders	--	--	--	(4,996)	--	--

Capital Transactions:
Proceeds from sale of shares	1,958,155	4,663,287	1,813,416	7,708,752	414,848	3,901,397
Dividends reinvested	--	--	--	4,012	--	--
Cost of shares redeemed	(3,535,088)	(10,493,944)	(5,181,881)	(5,837,715)	(756,862)	(1,332,839)

Change in net assets from capital transactions	(1,576,933)	(5,830,657)	(3,368,465)	1,875,049	(342,014)	2,568,558

Change in net assets	(1,689,506)	(598,792)	(3,194,094)	4,087,242	95,038	5,550,113
Net Assets:
Beginning of period	27,004,727	27,603,519	17,359,879	13,272,637	11,176,145	5,626,032

End of period	$ 25,315,221	$ 27,004,727	$ 14,165,785	$ 17,359,879	$ 11,271,183	$ 11,176,145

Accumulated Undistributed Net Investment Income	$ --	$ --	$ --	$ --	$ --	$ --

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

The Provident Riverfront Funds

	Select Value Fund		U.S. Government Fund		U.S. Government Securities Money Market Fund
	Six Months Ended (unaudited) June 30, 2004	Year Ended December 31, 2003	Six Months Ended (unaudited) June 30, 2004	Year Ended December 31, 2003	Six Months Ended (unaudited) June 30, 2004	Year Ended December 31, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 32,571	$ 20,587	$ 321,348	$ 797,312	$ 345,232	$ 1,063,923
Net realized gains (losses) from investment transactions	446,854	(565,747)	632,680	830,801	--	--
Net change in unrealized appreciation/(depreciation) from investments	105,931	4,835,429	(495,109)	(692,515)	--	--

Change in net assets resulting from operations	585,356	4,290,269	458,919	935,598	345,232	1,063,923

Distributions to Shareholders:
Distributions from net investment income:
Investor A Shareholders	(11,055)	(20,622)	(385,258)	(853,568)	(245,227)	(766,857)
Investor B Shareholders	--	--	(10,880)	(38,229)	--	--
Institutional Shareholders	--	--	--	--	(100,005)	(297,066)
Distributions from net realized gains on investments:
Investor A Shareholders	--	--	--	(823,846)	--	--
Investor B Shareholders	--	--	--	(61,242)	--	--
Institutional Shareholders	--	--	--	--	--	--

Change in net assets resulting from distributions to shareholders	(11,055)	(20,622)	(396,138)	(1,776,885)	(345,232)	(1,063,923)

Capital Transactions:
Proceeds from sale of shares	2,433,639	8,324,545	3,997,366	11,219,317	366,214,945	791,635,107
Dividends reinvested	8,082	15,020	92,794	550,179	110,760	403,980
Cost of shares redeemed	(3,504,169)	(4,992,802)	(4,790,078)	(13,853,634)	(363,650,549)	(807,481,223)

Change in net assets from capital transactions	(1,062,448)	3,346,763	(699,918)	(2,084,138)	2,675,156	(15,442,136)

Change in net assets	(488,147)	7,616,410	(637,137)	(2,925,425)	2,675,156	(15,442,136)
Net Assets:
Beginning of period	21,993,559	14,377,149	45,931,713	48,857,138	204,712,235	220,154,371

End of period	$ 21,505,412	$ 21,993,559	$ 45,294,576	$ 45,931,713	$ 207,387,391	$ 204,712,235

Accumulated undistributed net investment income	$ --	$ --	$ 49,431	$ 125,517	$ --	$ --

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements (unaudited)

The Provident Riverfront Funds

June 30, 2004

1. Organization:

The Provident Riverfront Funds, Inc. was organized on March 27, 1990, and registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end, management investment company. Effective December 29, 1998, The Provident Riverfront Funds, Inc., changed its form of organization from that of a Maryland corporation to an Ohio business trust by completing a reorganization with and into The Provident Riverfront Funds, an Ohio business trust (the "Trust''), created for such purpose. The Trust consists of six portfolios (individually referred to as a "Fund", or collectively as the "Funds") as follows: The Riverfront Large Company Select Fund, The Riverfront Balanced Fund, The Riverfront Small Company Select Fund, The Riverfront Select Value Fund, The Riverfront U.S. Government Fund and The Riverfront U.S. Government Securities Money Market Fund.

Portfolio Name	Investment Objective
RIVERFRONT Large Company Select Fund	Seeks long-term growth of capital with current income as a secondary objective.

RIVERFRONT Balanced Fund	Seeks long-term growth of capital with some current income as a secondary objective.

RIVERFRONT Small Company Select Fund	Seeks capital growth.

RIVERFRONT Select Value Fund	Seeks to achieve long-term growth of capital.

RIVERFRONT U.S. Government Fund

Seeks a high level of current income consistent with the preservation of capital, by investing primarily in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities.

RIVERFRONT U.S. Government Securities Money Market Fund	Seeks current income from short-term U.S. government securities while preserving capital and maintaining liquidity.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Large Company Select Fund, Balanced Fund, Small Company Select Fund, Select Value Fund and U.S. Government Fund each offer two share classes: Investor A Shares and Investor B Shares. The U.S. Government Securities Money Market Fund also offers two share classes: the Investor A Shares and Institutional Shares.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation:

U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. U.S. Government Securities Money Market Fund uses the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the 1940 Act. For Large Company Select Fund, Balanced Fund, Small Company Select Fund, Select Value Fund, and U.S. Government Fund, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees of the Trust (the "Trustees").

Repurchase Agreements:

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions:

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses:

All premiums/discounts are amortized/accreted for financial statement purposes. Gains and losses realized on pre-payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes:

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions:

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other:

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on a identified cost basis.

3. Shares Of Beneficial Interest:

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Large Company Select Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003
Investor A Shares	Shares	Dollars	Shares	Dollars
Shares sold	222,272	$ 1,788,400	553,224	$ 4,041,960
Shares redeemed	(327,773)	(2,636,945)	(1,196,687)	(8,788,538)

Net changes resulting from Investor A Share transactions	(105,501)	$ (848,545)	(643,463)	$ (4,746,578)

	Large Company Select Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003
Investor B Shares	Shares	Dollars	Shares	Dollars
Shares sold	22,506	$ 169,755	90,316	$ 621,327
Shares redeemed	(119,203)	(898,143)	(257,978)	(1,705,406)

Net changes resulting from Investor B Share transactions	(96,697)	$ (728,388)	(167,662)	$ (1,084,079)

	Balanced Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003
Investor A Shares	Shares	Dollars	Shares	Dollars
Shares sold	160,533	$ 1,605,357	779,232	$ 7,160,251
Shares issued to shareholders in payment of distributions declared	--	--	434	4,012
Shares redeemed	(361,254)	(3,632,856)	(285,569)	(2,647,550)

Net changes resulting from Investor A Share transactions	(200,721)	$ (2,027,499)	494,097	$ 4,516,713

	Balanced Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003
Investor B Shares	Shares	Dollars	Shares	Dollars
Shares sold	19,890	$ 208,059	57,429	$ 548,501
Shares redeemed	(149,839)	(1,549,025)	(340,719)	(3,190,165)

Net changes resulting from Investor B Share transactions	(129,949)	$ (1,340,966)	(283,290)	$ (2,641,664)

	Small Company Select Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003
Investor A Shares	Shares	Dollars	Shares	Dollars
Shares sold	80,230	$ 381,757	961,863	$ 3,822,780
Shares redeemed	(142,353)	(681,450)	(289,960)	(1,167,269)

Net changes resulting from Investor A Share transactions	(62,123)	$ (299,693)	671,903	$ 2,655,511

	Small Company Select Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003
Investor B Shares	Shares	Dollars	Shares	Dollars
Shares sold	6,908	$ 33,091	18,260	$ 78,617
Shares redeemed	(15,831)	(75,412)	(44,307)	(165,570)

Net changes resulting from Investor B Share transactions	(8,923)	$ (42,321)	(26,047)	$ (86,953)

	Select Value Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003
Investor A Shares	Shares	Dollars	Shares	Dollars
Shares sold	273,302	$ 2,324,077	1,082,181	$ 7,920,914
Shares issued to shareholders in payment of distributions declared	940	8,082	1,823	15,020
Shares redeemed	(330,863)	(2,819,658)	(488,287)	(3,613,451)

Net changes resulting from Investor A Share transactions	(56,621)	$ (487,499)	595,717	$ 4,322,483

	Select Value Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003
Investor B Shares	Shares	Dollars	Shares	Dollars
Shares sold	12,968	$ 109,562	52,966	$ 403,631
Shares redeemed	(81,437)	(684,511)	(185,861)	(1,379,351)

Net changes resulting from Investor B Share transactions	(68,469)	$ (574,949)	(132,895)	$ (975,720)

	U.S. Government Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003
Investor A Shares	Shares	Dollars	Shares	Dollars
Shares sold	406,221	$ 3,937,367	1,059,188	$ 10,352,801
Shares issued to shareholders in payment of distributions declared	8,839	85,509	47,513	459,654
Shares redeemed	(357,686)	(3,461,767)	(1,222,506)	(11,819,469)

Net changes resulting from Investor A Share transactions	57,374	$ 561,109	(115,805)	$ (1,007,014)

	U.S Government Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003
Investor B Shares	Shares	Dollars	Shares	Dollars
Shares sold	5,289	$ 59,999	75,989	$ 866,516
Shares issued to shareholders in payment of distributions declared	641	7,285	7,982	90,525
Shares redeemed	(116,245)	(1,328,311)	(177,650)	(2,034,165)

Net changes resulting from Investor B Share transactions	(110,315)	$ (1,261,027)	(93,679)	$ (1,077,124)

	U.S. Government Securities Money Market Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003
Investor A Shares	Shares	Dollars	Shares	Dollars
Shares sold	345,320,408	$ 345,320,408	717,878,662	$ 717,878,662
Shares issued to shareholders in payment of distributions declared	73,218	73,218	309,757	309,757
Shares redeemed	(340,008,951)	(340,008,951)	(725,540,103)	(725,540,103)

Net changes resulting from Investor A Share transactions	5,384,675	$ 5,384,675	(7,351,684)	$ (7,351,684)

	U.S. Government Securities Money Market Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003
Institutional Shares	Shares	Dollars	Shares	Dollars
Shares sold	20,894,537	$ 20,894,537	73,756,445	$ 73,756,445
Shares issued to shareholders in payment of distributions declared	37,542	37,542	94,223	94,223
Shares redeemed	(23,641,598)	(23,641,598)	(81,941,120)	(81,941,120)

Net changes resulting from Institutional Share transactions	(2,709,519)	$ (2,709,519)	(8,090,452)	$ (8,090,452)

4. Investment Adviser Fee And Other Transactions With Affiliates:

Investment Advisory Fee

Provident Investment Advisors, Inc., the Fund's investment adviser (the"Adviser''), has entered into an Investment Advisory Agreement with the Trust whereby the Adviser supervises and manages the investments of the Funds. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund as listed below. The Adviser may voluntarily choose to waive any portion of its fee. During the six months ended June 30, 2004, the adviser voluntarily waived $7,547 and $16,305 for the Balanced Fund and the Select Value Fund, respectively. The Adviser can modify or terminate this voluntary waiver on these Funds at any time at its sole discretion.

Fund	Annual Rate
Large Company Select Fund	0.80%
Balanced Fund	0.90%
Small Company Select Fund	0.80%
Select Value Fund	0.95%
U.S. Government Fund	0.40%
U.S. Government Securities Money Market Fund	0.15%

Administration Fee

Federated Services Company ("FServ''), under an Agreement for Administrative Services with the Trust, provides the Funds with certain administrative personnel and services. The fee paid to FServ is equal to 0.17% of the aggregate average daily net assets of each Fund. FServ may voluntarily choose to waive a portion of its fee. Fserv can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Trust has adopted a Distribution Plan (the "Plans'') pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plans, the Funds will compensate Edgewood Services, Inc., ("Distributor"), the principal distributor, from the daily net assets of the Fund's Investor A Shares and B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate the Distributor.

Share Class Name	Percentage of Average Daily Net Assets of Class
Investor A Shares	0.25%
Investor B Shares	1.00%

The Distributor may voluntarily choose to waive any portion of its fee. The Distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charge

For the six months ended June 30, 2004, the Distributor retained $651 in sales charges from the sale of Investor A Shares. See "What Do Shares Cost?" in the Prospectus.

Custodian, Fund Accounting and Recordkeeping Fees

The Provident Bank ("Provident") serves as custodian and fund accountant to the Trust. Under the terms of the Custodian, Fund Accounting and Recordkeeping Agreement, Provident is entitled to receive fees based on a percentage of the average daily net assets of each Fund. Provident will also be reimbursed for certain out-of-pocket expenses. Provident may voluntarily choose to waive any portion of its fee. Provident can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Provident serves as transfer agent and dividend disbursing agent to the Trust. Under the terms of the Master Transfer and Recordkeeping Agreement, Provident is entitled to receive fees based on the size, type, number of accounts and transactions made by shareholders of each Fund. Provident will also be reimbursed for certain out-of-pocket expenses. Provident may voluntarily choose to waive any portion of its fee. Provident can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.

5. Purchases And Sales Of Securities:

Purchases and sales of securities, excluding long-term U.S government securities and short-term obligations for the six months ended June 30, 2004 were as follows:

Fund	Purchases	Sales
Large Company Select Fund	$ 6,597,086	$ 8,398,023
Balanced Fund	939,723	3,769,777
Small Company Select Fund	3,679,685	4,146,772
Select Value Fund	2,328,486	3,506,355

Purchases and sales of long-term U.S government securities, for the six months ended June 30, 2004 were as follows:

Fund	Purchases	Sales
Balanced Fund	$ 1,659,625	$ 2,214,020
U.S. Government Fund	141,857,736	147,321,859

6. Federal Tax Information:

For federal income tax purposes, the following amounts apply as of June 30, 2004:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Large Company Select Fund	$ 23,657,069	$ 2,812,493	$ (1,127,268)	$ 1,685,225
Balanced Fund	12,638,022	1,723,148	(302,715)	1,420,434
Small Company Select Fund	8,974,240	2,565,194	(263,644)	2,301,550
Select Value Fund	18,521,725	3,342,429	(340,662)	3,001,767
U.S. Government Fund	45,254,929	91,806	(457,419)	(365,614)
U.S. Government Securities Money Market Fund	207,894,474 *	--	--	--

*At amortized cost.

As of December 31, 2003, the following Funds had capital loss carryforwards for federal tax purposes, as noted below, which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	2006	2007	2009	2010	2011	Total Tax Loss Carryforwards
Large Company Select	$ --	$ --	$ 10,258,008	$ 11,700,131	$ 1,241,750	$ 23,199,889
Balanced Fund	--	--	2,967,191	1,913,284	134,744	5,015,219
Small Company Select	--	--	1,974,487	5,890,097	--	7,864,584
Select Value Fund	--	4,157,318	2,560,458	5,750,702	1,528,610	13,997,088
U.S. Government Securities Money Market Fund	3	--	--	--	--	3

Additionally, the following Funds had capital losses attributable to security transactions incurred after October 31, 2003, which were treated as arising on January 1, 2004 the first day of each Fund's next taxable year as follows:

Fund	Capital Losses Deferred
Balanced Fund	$ 38,405
U.S. Government Fund	845

7. Subsequent Event

Effective July 1, 2004, Provident Financial Group, Inc. and its subsidiaries, including Adviser and Provident, were acquired by National City Corporation. In connection with this acquisition, the Funds' investment adviser changed (on an interim basis) from Provident Investment Advisors, Inc. to National City Investment Management Company.

In connection with the acquisition and adviser change noted above, the Board of Trustees also authorized the tax-free reorganization of The Provident Riverfront Funds with and into the Armada Funds, subject to shareholder approval. A special meeting of shareholders of The Provident Riverfront Funds will be scheduled. A combined proxy statement/prospectus containing additional information will be sent to shareholders at a later date.

The Provident Riverfront Funds

INVESTMENT ADVISER

Provident Investment Advisors, Inc.
One East Fourth Street
Cincinnati, Ohio 45202

DISTRIBUTOR

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

FOR ADDITIONAL INFORMATION CALL:
The Provident Bank
Mutual Fund Services
1-800-424-2295

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report must be preceded or accompanied by the Funds' prospectus which contains facts concerning its objectives and policies, management fees, expenses and other information.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling 1-800-424-2295. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Cusip 744037300
Cusip 744037409
Cusip 744037102
Cusip 744037201
Cusip 744037706
Cusip 744037805
Cusip 744037508
Cusip 744037607
Cusip 744037888
Cusip 744037870
Cusip 744037862
Cusip 744037854

G02569-01 (8/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  The Provident Riverfront Funds

By          /S/ C. John Ollier, Principal Financial Officer
                            (insert name and title)

Date        August 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Donald Raines, Principal Executive Officer
Date        August 16, 2004

By          /S/ C. John Ollier, Principal Financial Officer
Date        August 16, 2004